Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 43,171	$ 39,357	$ 24,998
Less accumulated depreciation and amortization	(27,952)	(24,714)	(14,440)
Property, equipment and software, net	15,219	14,643	10,558
Capitalized technology
Property, Plant and Equipment [Line Items]
Property, equipment and software	38,345	34,586	20,908
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software	3,847	3,792	3,228
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 979	$ 979	$ 862